DEBT (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Component of Debt Liability Carrying Values
The carrying values of the liability's components are reflected in the Company's accompanying consolidated balance sheets as follows:

	December 31,
	2019	2018
Principal	$215,000	$215,000
Less: Debt issuance costs, net of amortization	(1,687)	(2,692)

Net liability carrying amount	$213,313	$212,308

Schedule of Liability Interest Expense
Interest expense related to the liability is reflected on the accompanying consolidated statements of income for the years ended:

	December 31,
	2019	2018
Amortization of debt issuance costs	$1,004	$794
Interest expense	7,676	7,083

Total interest expense recognized	$8,680	$7,877

Effective interest rate	4.01%	3.80%
Interest expense related to the Notes is reflected on the accompanying consolidated statements of income as follows:

	Year Ended December 31,
	2019	2018
Amortization of debt issuance costs	$753	$694
Non-cash amortization of debt discount	7,153	6,855
Interest expense	3,594	3,594
Net liability carrying amount	$11,500	$11,143
Effective interest rate	4.68%	4.68%

Schedule of Outstanding Exchangeable Note
In January 2017, the Company issued $287,500 aggregate principal amount of Exchangeable Senior Notes (the "Notes") due 2024. The following table summarizes some key facts and terms regarding the outstanding Notes:

Due 2024
Issuance date	January 18, 2017
Maturity date	January 15, 2024
Principal amount	$287,500
Cash coupon rate (per annum)	1.25%
Conversion rate effective September 15, 2023 (per $1000 principal amount)	12.026
Effective conversion price effective September 15, 2023 (per ADS)	$83.15

Schedule of Carrying Values
The carrying values of the liability and equity components of the Notes are reflected in the Company's accompanying consolidated balance sheets as follows:

	December 31,
	2019	2018
Principal	$287,500	$287,500
Less:
Debt issuance costs, net of amortization	(3,735)	(4,488)
Unamortized discount	(32,182)	(39,335)

Net liability carrying amount	$251,583	$243,677
Equity component - net carrying value	$51,176	$51,176